Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS:

1	On March 24, 2022, the Company’s board of directors approved a grant of 876,854 RSUs to employees and 36, 900 options to medical board members.

2.	On March 4, 2022, a service provider filed a complaint against the Company in connection with a contract between the parties. To date, the Company has not been formally served with the complaint. The Company’s management and the Company’s legal counsel believe it is more likely than not that the complaint will be dismissed based on the language of the written contract between the parties.